EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 16	-	EARNINGS PER SHARE

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2022, 2021 and 2020, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2022	2021	2020
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	37,103	34,256	16,123

	Number of shares
	Year ended December 31,
(in thousands)	2022	2021	2020
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,418	20,769	20,813